Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Shelton Emerging Markets Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	EMSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 24,347,798
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$24,347,798
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	16.7%
Samsung Electronics Co Ltd	10.3%
SK hynix Inc	3.8%
United States Treasury Bill	3.4%
Ping An Insurance Group Co of China Ltd	3.3%
FirstRand Ltd	3.0%
Realtek Semiconductor Corp	2.9%
Guotai Haitong Securities Co Ltd	2.9%
Itau Unibanco Holding SA	2.8%
Delta Electronics Inc	2.5%

Shelton Emerging Markets Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	EMSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund - Investor Class	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 1,777,244
Holdings Count | Holdings	61
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$1,777,244
Total Number of Portfolio Holdings	61
Portfolio Turnover Rate	44%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	16.7%
Samsung Electronics Co Ltd	10.3%
SK hynix Inc	3.8%
United States Treasury Bill	3.4%
Ping An Insurance Group Co of China Ltd	3.3%
FirstRand Ltd	3.0%
Realtek Semiconductor Corp	2.9%
Guotai Haitong Securities Co Ltd	2.9%
Itau Unibanco Holding SA	2.8%
Delta Electronics Inc	2.5%

Shelton International Select Equity Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Institutional Class
Trading Symbol	SISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton International Select Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 40,453,710
Holdings Count | Holdings	98
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$40,453,710
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	24%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Fuji Corp	2.8%
Nordnet AB publ	2.5%
Keller Group PLC	2.5%
Asahi Intecc Co Ltd	2.3%
Fuso Chemical Co Ltd	2.1%
Meidensha Corp	2.1%
Firstgroup PLC	2.1%
Nissan Chemical Corp	2.0%
Tokyo Ohka Kogyo Co Ltd	2.0%
Rockpoint Gas Storage Inc	2.0%

Shelton International Select Equity Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Investor Class
Trading Symbol	SISLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton International Select Equity Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund - Investor Class	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 4,641,308
Holdings Count | Holdings	98
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$4,641,308
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	24%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Fuji Corp	2.8%
Nordnet AB publ	2.5%
Keller Group PLC	2.5%
Asahi Intecc Co Ltd	2.3%
Fuso Chemical Co Ltd	2.1%
Meidensha Corp	2.1%
Firstgroup PLC	2.1%
Nissan Chemical Corp	2.0%
Tokyo Ohka Kogyo Co Ltd	2.0%
Rockpoint Gas Storage Inc	2.0%

SHELTON TACTICAL CREDIT FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Institutional Class
Trading Symbol	DEBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Institutional Class	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 58,164,748
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$58,164,748
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	59%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	10.0%
Iron Mountain Inc	3.4%
Beach Acquisition Bidco LLC	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.0%
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC	3.0%
1261229 BC Ltd	3.0%
Vornado Realty LP	2.9%
PetSmart LLC / PetSmart Finance Corp	2.9%
Mars Inc	2.9%

SHELTON TACTICAL CREDIT FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Investor Class
Trading Symbol	DEBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund - Investor Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 2,353,168
Holdings Count | Holdings	55
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$2,353,168
Total Number of Portfolio Holdings	55
Portfolio Turnover Rate	59%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
United States Treasury Bill	10.0%
Iron Mountain Inc	3.4%
Beach Acquisition Bidco LLC	3.3%
AMC Entertainment Holdings Inc	3.1%
Sirius XM Radio LLC	3.0%
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC	3.0%
1261229 BC Ltd	3.0%
Vornado Realty LP	2.9%
PetSmart LLC / PetSmart Finance Corp	2.9%
Mars Inc	2.9%

Shelton Equity Premium Income ETF Shares
Shareholder Report [Line Items]
Fund Name	Shelton Equity Premium Income ETF
Class Name	Shelton Equity Premium Income ETF
Trading Symbol	SEPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Shelton Equity Premium Income ETF for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sheltonfunds.com/forms-literature/. You can also request this information by calling (800) 955‑9988 or by sending an e-mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 955‑9988
Additional Information Email	info@sheltoncap.com
Additional Information Website	www.sheltonfunds.com/forms-literature/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Equity Premium Income ETF	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 152,420,389
Holdings Count | Holdings	137
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$152,420,389
Total Number of Portfolio Holdings	137
Portfolio Turnover Rate	21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Advanced Micro Devices Inc	7.5%
Caterpillar Inc	7.2%
Micron Technology Inc	6.5%
Apple Inc	5.2%
Alphabet Inc	4.7%
NVIDIA Corp	4.0%
The Goldman Sachs Group Inc	3.9%
Microsoft Corp	3.4%
Amazon.com Inc	3.4%
Johnson & Johnson	3.3%

ICON CONSUMER SELECT FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Institutional Class Shares
Trading Symbol	ICFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Institutional Class	$80	1.57%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%
Net Assets	$ 24,730,651
Holdings Count | Holdings	25
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$24,730,651
Total Number of Portfolio Holdings	25
Portfolio Turnover Rate	16%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Visa Inc	6.2%
Coca-Cola Europacific Partners PLC	5.9%
American Express Co	5.7%
Arch Capital Group Ltd	5.6%
Equitable Holdings Inc	5.6%
Voya Financial Inc	5.5%
eBay Inc	5.1%
Koninklijke Ahold Delhaize NV	5.1%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.9%

ICON CONSUMER SELECT FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Investor Class Shares
Trading Symbol	ICFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund - Investor Class	$92	1.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
Net Assets	$ 1,366,686
Holdings Count | Holdings	25
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$1,366,686
Total Number of Portfolio Holdings	25
Portfolio Turnover Rate	16%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Visa Inc	6.2%
Coca-Cola Europacific Partners PLC	5.9%
American Express Co	5.7%
Arch Capital Group Ltd	5.6%
Equitable Holdings Inc	5.6%
Voya Financial Inc	5.5%
eBay Inc	5.1%
Koninklijke Ahold Delhaize NV	5.1%
The Hartford Insurance Group Inc	4.9%
Huntington Bancshares Inc	4.9%

ICON EQUITY FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	IOLZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Institutional Class	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 41,120,734
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$41,120,734
Total Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	8.9%
Kaiser Aluminum Corp	5.4%
Extreme Networks Inc	4.4%
Delta Air Lines Inc	4.3%
JPMorgan Chase & Co	3.8%
Douglas Dynamics Inc	3.8%
Horace Mann Educators Corp	3.7%
MSC Industrial Direct Co Inc	3.6%
Armstrong World Industries Inc	3.5%
Kearny Financial Corp	3.4%

ICON EQUITY FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Investor Class Shares
Trading Symbol	ISTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund - Investor Class	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Net Assets	$ 17,150,951
Holdings Count | Holdings	35
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$17,150,951
Total Number of Portfolio Holdings	35
Portfolio Turnover Rate	19%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Seagate Technology Holdings PLC	8.9%
Kaiser Aluminum Corp	5.4%
Extreme Networks Inc	4.4%
Delta Air Lines Inc	4.3%
JPMorgan Chase & Co	3.8%
Douglas Dynamics Inc	3.8%
Horace Mann Educators Corp	3.7%
MSC Industrial Direct Co Inc	3.6%
Armstrong World Industries Inc	3.5%
Kearny Financial Corp	3.4%

ICON EQUITY INCOME FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Institutional Class Shares
Trading Symbol	IOEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Institutional Class	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 32,616,296
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$32,616,296
Total Number of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	6.6%
Evergy Inc	5.3%
DTE Energy Co	5.2%
ING Groep NV	4.9%
Horace Mann Educators Corp	4.6%
KeyCorp	4.4%
Portland General Electric Co	4.4%
National Fuel Gas Co	4.3%
The AES Corp	4.2%
Lockheed Martin Corp	4.2%

ICON EQUITY INCOME FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	IEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund - Investor Class	$69	1.37%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.37%
Net Assets	$ 12,159,304
Holdings Count | Holdings	31
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$12,159,304
Total Number of Portfolio Holdings	31
Portfolio Turnover Rate	18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	6.6%
Evergy Inc	5.3%
DTE Energy Co	5.2%
ING Groep NV	4.9%
Horace Mann Educators Corp	4.6%
KeyCorp	4.4%
Portland General Electric Co	4.4%
National Fuel Gas Co	4.3%
The AES Corp	4.2%
Lockheed Martin Corp	4.2%

ICON FLEXIBLE BOND FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	IOBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Institutional Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 505,744,228
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$505,744,228
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	3.3%
UMH Properties Inc	2.5%
STWD 2021-FL2 Ltd	2.4%
The PNC Financial Services Group Inc	2.3%
JPMorgan Chase & Co	2.2%
CBAT 2026-1	2.1%
BXMT 2021-FL4 Ltd	1.8%
MRQI 2026-HI1A C	1.8%
Altria Group Inc	1.7%
Nationwide Financial Services Inc	1.6%

ICON FLEXIBLE BOND FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Investor Class Shares
Trading Symbol	IOBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund - Investor Class	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 30,633,276
Holdings Count | Holdings	157
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$30,633,276
Total Number of Portfolio Holdings	157
Portfolio Turnover Rate	62%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Fidelity Government Portfolio	3.3%
UMH Properties Inc	2.5%
STWD 2021-FL2 Ltd	2.4%
The PNC Financial Services Group Inc	2.3%
JPMorgan Chase & Co	2.2%
CBAT 2026-1	2.1%
BXMT 2021-FL4 Ltd	1.8%
MRQI 2026-HI1A C	1.8%
Altria Group Inc	1.7%
Nationwide Financial Services Inc	1.6%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health And Information Technology Fund - Institutional Class	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Net Assets	$ 96,256,191
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$96,256,191
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	31%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
MKS Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.7%
Arista Networks Inc	5.6%
Cisco Systems Inc	5.4%
ScanSource Inc	5.3%
Palo Alto Networks Inc	5.2%
Avnet Inc	5.2%
Arrow Electronics Inc	4.9%
Alphabet Inc	4.5%
Crane NXT Co	3.9%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Investor Class Shares
Trading Symbol	ICTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health And Information Technology Fund - Investor Class	$79	1.55%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%
Net Assets	$ 1,421,502
Holdings Count | Holdings	29
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$1,421,502
Total Number of Portfolio Holdings	29
Portfolio Turnover Rate	31%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
MKS Inc	8.2%
Taiwan Semiconductor Manufacturing Co Ltd	7.7%
Arista Networks Inc	5.6%
Cisco Systems Inc	5.4%
ScanSource Inc	5.3%
Palo Alto Networks Inc	5.2%
Avnet Inc	5.2%
Arrow Electronics Inc	4.9%
Alphabet Inc	4.5%
Crane NXT Co	3.9%

ICON Natural Resources and Infrastructure Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ICBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources And Infrastructure Fund - Institutional Class	$65	1.29%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.29%
Net Assets	$ 128,515,125
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$128,515,125
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	73%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Carpenter Technology Corp	5.9%
Douglas Dynamics Inc	5.0%
ZTO Express Cayman Inc	4.3%
Knight-Swift Transportation Holdings Inc	4.0%
BHP Group Ltd	3.9%
Antero Resources Corp	3.6%
ArcelorMittal SA	3.6%
Century Aluminum Co	3.4%
Steel Dynamics Inc	3.4%
HF Sinclair Corp	3.4%

ICON Natural Resources and Infrastructure Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Investor Class Shares
Trading Symbol	ICBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources And Infrastructure Fund - Investor Class	$78	1.53%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%
Net Assets	$ 5,790,202
Holdings Count | Holdings	40
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$5,790,202
Total Number of Portfolio Holdings	40
Portfolio Turnover Rate	73%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
Carpenter Technology Corp	5.9%
Douglas Dynamics Inc	5.0%
ZTO Express Cayman Inc	4.3%
Knight-Swift Transportation Holdings Inc	4.0%
BHP Group Ltd	3.9%
Antero Resources Corp	3.6%
ArcelorMittal SA	3.6%
Century Aluminum Co	3.4%
Steel Dynamics Inc	3.4%
HF Sinclair Corp	3.4%

ICON UTILITIES AND INCOME FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities And Income Fund - Institutional Class	$82	1.61%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.61%
Net Assets	$ 19,179,527
Holdings Count | Holdings	24
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$19,179,527
Total Number of Portfolio Holdings	24
Portfolio Turnover Rate	18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NRG Energy Inc	9.4%
DTE Energy Co	5.4%
Atmos Energy Corp	5.4%
Xcel Energy Inc	5.2%
NextEra Energy Inc	5.0%
Consolidated Edison Inc	4.9%
NiSource Inc	4.8%
Ameren Corp	4.8%
Eversource Energy	4.6%
Evergy Inc	4.5%

ICON UTILITIES AND INCOME FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Investor Class Shares
Trading Symbol	ICTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities And Income Fund - Investor Class	$95	1.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.88%
Net Assets	$ 4,412,615
Holdings Count | Holdings	24
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026 )
Net Assets	$4,412,615
Total Number of Portfolio Holdings	24
Portfolio Turnover Rate	18%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings	Percentage of Total Investments
NRG Energy Inc	9.4%
DTE Energy Co	5.4%
Atmos Energy Corp	5.4%
Xcel Energy Inc	5.2%
NextEra Energy Inc	5.0%
Consolidated Edison Inc	4.9%
NiSource Inc	4.8%
Ameren Corp	4.8%
Eversource Energy	4.6%
Evergy Inc	4.5%